Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Common Stocks – 95.0%
Aerospace & Defense – 1.3%
BAE Systems PLC	8,360,481	$62,538,072
Auto Components – 1.3%
Cie Generale des Etablissements Michelin SCA	496,402	60,743,240
Automobiles – 1.5%
Toyota Motor Corp	991,200	70,380,309
Banks – 4.5%
ING Groep NV	5,619,437	67,364,165
KB Financial Group Inc	1,164,301	47,979,713
Mediobanca Banca di Credito Finanziario SpA	2,896,103	31,878,637
Mitsubishi UFJ Financial Group Inc	12,952,400	70,723,156
		217,945,671
Capital Markets – 1.8%
Macquarie Group Ltd	499,985	48,356,450
St James's Place PLC	2,511,028	38,726,619
		87,083,069
Chemicals – 1.5%
BASF SE	963,286	72,766,675
Containers & Packaging – 3.1%
Amcor PLC	9,114,050	99,561,329
DS Smith PLC	9,210,887	46,868,100
		146,429,429
Diversified Telecommunication Services – 9.0%
BT Group PLC	24,545,570	62,558,598
Orange SA	4,131,447	60,796,098
Singapore Telecommunications Ltd	33,643,300	84,320,929
Telefonica SA	7,833,010	54,707,545
TELUS Corp	2,410,407	93,342,009
Verizon Communications Inc	1,254,836	77,046,930
		432,772,109
Electric Utilities – 6.2%
Endesa SA	1,737,062	46,349,969
Enel SpA	4,964,045	39,374,735
Hydro One Ltd (144A)	3,272,184	63,205,772
Iberdrola SA	6,027,214	62,058,171
Red Electrica Corp SA	1,217,935	24,486,288
SSE PLC	3,265,197	62,206,790
		297,681,725
Electrical Equipment – 1.0%
ABB Ltd	2,001,910	48,351,216
Entertainment – 0.9%
NetEase Inc (ADR)	146,247	44,845,180
Equity Real Estate Investment Trusts (REITs) – 6.2%
Crown Castle International Corp	513,103	72,937,591
CyrusOne Inc	956,523	62,585,300
Dexus	5,642,134	46,314,814
Hammerson PLC	4,516,374	18,464,819
Mirvac Group	20,555,340	45,860,887
VICI Properties Inc	1,991,210	50,875,416
		297,038,827
Food Products – 2.6%
Mowi ASA	1,832,098	47,637,930
Nestle SA (REG)	719,808	77,946,964
		125,584,894
Hotels, Restaurants & Leisure – 3.2%
Carnival Corp	1,229,576	62,499,348
Las Vegas Sands Corp	1,344,440	92,820,138
		155,319,486
Household Durables – 1.0%
Barratt Developments PLC	5,024,543	49,682,460
Insurance – 6.2%
Direct Line Insurance Group PLC	11,122,391	46,032,728
Manulife Financial Corp	4,785,401	97,152,781
Phoenix Group Holdings PLC	3,884,904	38,537,243
Samsung Fire & Marine Insurance Co Ltd*	117,346	24,711,365
Tokio Marine Holdings Inc	1,657,700	93,367,694
		299,801,811
Machinery – 1.7%
Alstom SA	723,247	34,256,848

Shares		Value
Common Stocks – (continued)
Machinery – (continued)
PACCAR Inc	581,686	$46,011,363
		80,268,211
Media – 0.8%
Eutelsat Communications SA	2,245,665	36,496,653
Metals & Mining – 3.5%
BHP Group PLC	6,089,693	143,302,076
Rio Tinto PLC	445,349	26,559,565
		169,861,641
Multi-Utilities – 0.7%
National Grid PLC	2,684,220	33,569,636
Oil, Gas & Consumable Fuels – 12.5%
BP PLC	7,637,009	47,699,699
Inter Pipeline Ltd	2,532,298	43,960,256
Occidental Petroleum Corp	1,762,699	72,640,826
Repsol SA	7,505,887	117,271,592
Royal Dutch Shell PLC	4,040,518	118,576,183
SK Innovation Co Ltd	555,951	72,120,254
TOTAL SA	2,272,750	125,417,013
		597,685,823
Paper & Forest Products – 0.7%
UPM-Kymmene Oyj	957,005	33,178,206
Pharmaceuticals – 10.7%
Bristol-Myers Squibb Co	1,158,629	74,372,396
GlaxoSmithKline PLC	6,413,470	151,108,033
Johnson & Johnson	1,014,503	147,985,553
Pfizer Inc	2,466,264	96,628,224
Roche Holding AG	139,266	45,193,803
		515,288,009
Semiconductor & Semiconductor Equipment – 4.1%
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2,026,915	117,763,762
Tokyo Electron Ltd	349,500	76,967,853
		194,731,615
Textiles, Apparel & Luxury Goods – 1.1%
Cie Financiere Richemont SA	615,407	48,375,213
Li & Fung Ltd	61,088,000	6,664,031
		55,039,244
Tobacco – 4.0%
British American Tobacco PLC	2,811,884	120,342,796
Imperial Brands PLC	2,846,130	70,450,255
		190,793,051
Transportation Infrastructure – 0.6%
Signature Aviation PLC	7,131,101	29,957,689
Wireless Telecommunication Services – 3.3%
SK Telecom Co Ltd	448,119	92,235,858
Tele2 AB	4,492,950	65,186,498
		157,422,356
Total Common Stocks (cost $4,460,475,288)		4,563,256,307
Preferred Stocks – 3.5%
Technology Hardware, Storage & Peripherals – 3.5%
Samsung Electronics Co Ltd (cost $140,675,402)	4,218,938	165,648,867
Rights – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Repsol SA* (cost $4,864,748)	10,295,597	4,884,629
Investment Companies – 0.6%
Money Markets – 0.6%
Fidelity Investments Money Market Treasury Portfolio, 1.2500%ºº (cost $27,669,691)	27,669,691	27,669,691
Total Investments (total cost $4,633,685,129) – 99.2%		4,761,459,494
Cash, Receivables and Other Assets, net of Liabilities – 0.8%		40,054,311
Net Assets – 100%		$4,801,513,805

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$1,167,181,361	24.5%
United States	983,634,105	20.7
South Korea	402,696,057	8.5
France	317,709,852	6.7

Japan	311,439,012	6.5
Spain	309,758,194	6.5
Canada	297,660,818	6.3
Switzerland	219,867,196	4.6
Australia	140,532,151	2.9
Taiwan	117,763,762	2.5
Singapore	84,320,929	1.8
Germany	72,766,675	1.5
Italy	71,253,372	1.5
Netherlands	67,364,165	1.4
Sweden	65,186,498	1.4
Norway	47,637,930	1.0
China	44,845,180	0.9
Finland	33,178,206	0.7
Hong Kong	6,664,031	0.1

Total	$4,761,459,494	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	1/29/20	(249,062,606)	$327,670,252	$(2,439,483)
Euro	1/29/20	(532,366,387)	593,492,443	(4,658,598)

				(7,098,081)
JPMorgan Chase Bank, National Association:
Euro	1/29/20	266,000,000	(297,467,800)	1,401,888
Korean Won	3/17/20	(164,780,301,000)	138,779,889	(4,143,699)

				(2,741,811)
Total				$(9,839,892)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2019

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 74,366,950
Forward foreign currency exchange contracts, sold	945,096,806

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $63,205,772, which represents 1.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$4,563,256,307	$-	$-
Preferred Stocks	-	165,648,867	-
Rights	4,884,629	-	-
Investment Companies	27,669,691	-	-
Total Investments in Securities	$4,595,810,627	$165,648,867	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,401,888	-
Total Assets	$4,595,810,627	$167,050,755	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$11,241,780	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.